Income Taxes - Movements in Deferred Tax Assets (Liabilities) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	₩ 191,037	₩ 37,118
Inc. (Dec.)	407,957	153,919
Ending	598,994	191,037
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	143,358	147,224
Inc. (Dec.)	(12,857)	(3,866)
Ending	130,501	143,358
Property, plant and equipment depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	30,908	32,236
Inc. (Dec.)	(6,981)	(1,328)
Ending	23,927	30,908
Share of profit or loss of equity - accounted investees [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	224,566	219,431
Inc. (Dec.)	45,072	5,135
Ending	269,638	224,566
Allowance for inventories valuation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	22,983	11,542
Inc. (Dec.)	24,582	11,441
Ending	47,565	22,983
Property, plant and equipment revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(1,603,383)	(1,733,999)
Inc. (Dec.)	1,455,648	130,616
Ending	(147,735)	(1,603,383)
Prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	19,530	19,831
Inc. (Dec.)	(2,607)	(301)
Ending	16,923	19,530
Property, plant and equipment impairment loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	453,669	383,503
Inc. (Dec.)	(436,570)	70,166
Ending	17,099	453,669
Gain or loss on foreign currency [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(1,105)	(51,645)
Inc. (Dec.)	(12,601)	50,540
Ending	(13,706)	(1,105)
Defined benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(148,341)	(121,820)
Inc. (Dec.)	107,924	(26,521)
Ending	(40,417)	(148,341)
Provision for construction losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	10,190	17,605
Inc. (Dec.)	7,759	(7,415)
Ending	17,949	10,190
Provision for construction warranty [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	74,360	63,515
Inc. (Dec.)	(4,089)	10,845
Ending	70,271	74,360
Accrued income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(50,452)	(41,176)
Inc. (Dec.)	10,690	(9,276)
Ending	(39,762)	(50,452)
Impairment loss on AFS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	118,149	108,598
Inc. (Dec.)	(23,607)	9,551
Ending	94,542	118,149
Difference in acquisition costs of treasury shares [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	69,408	69,408
Inc. (Dec.)	(25,516)
Ending	43,892	69,408
Provision for accelerated depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(8,510)	(2,915)
Inc. (Dec.)	(2,728,164)	(5,595)
Ending	(2,736,674)	(8,510)
Spin-off
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Inc. (Dec.)	2,111,815
Ending	2,111,815
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	309,618	392,640
Inc. (Dec.)	99,186	(83,022)
Ending	408,804	309,618
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(335,052)	(486,022)
Inc. (Dec.)	609,684	150,970
Ending	274,632	(335,052)
Changes in fair value of investments in equity instruments measured at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	73,459	156,991
Inc. (Dec.)	(37,431)	(83,532)
Ending	36,028	73,459
Other deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	134,737	153,876
Inc. (Dec.)	(141,788)	(19,139)
Ending	(7,051)	134,737
Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	208,196	310,867
Inc. (Dec.)	(179,219)	(102,671)
Ending	28,977	208,196
Tax credit carry-forward and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	72,864	72,406
Inc. (Dec.)	(1,500)	458
Ending	71,364	72,864
Investments in subsidiaries, associates and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	245,029	139,867
Inc. (Dec.)	(21,008)	105,162
Ending	₩ 224,021	₩ 245,029